Financial Instruments - Schedule of Fair Value of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Price Risk Derivatives [Line Items]
Assets from price risk management activities – current	$ 499	$ 1,563	$ 20,176
Assets from price risk management activities – non-current	234	345	293
Liabilities from price risk management activities – current	154,722	49,957	27,147
Liabilities from price risk management activities – non-current	31,766	18,781	8,755
Oil and Natural Gas Derivatives
Price Risk Derivatives [Line Items]
Assets from price risk management activities – current	499	1,563	20,176
Assets from price risk management activities – non-current	234	345	293
Liabilities from price risk management activities – current	154,722	49,957	27,147
Liabilities from price risk management activities – non-current	$ 31,766	$ 18,781	$ 8,755